UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme

Vice President and Secretary

901 Marquette Avenue Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Fund

Nuveen Managed Accounts Portfolios Trust

It’s not what you earn, it’s what you keep.®

Semi-Annual Report January 31, 2017

Ticker Symbol
Fund Name

Municipal Total Return Managed Accounts Portfolio	NMTRX

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NOT FDIC INSURED MAY LOSE VALUE
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Table

of Contents

NUVEEN	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

The past year saw a striking shift in the markets’ tone. The start of 2016 was beset by China’s economic woes, growing recession fears in the U.S. and oil prices sinking to lows not seen in more than a decade. World stock markets dropped, while bonds and other safe-haven assets rallied. But, by the end of the year, optimism had taken root. Economic outlooks were more upbeat, commodity prices stabilized, equity markets rebounded and bonds retreated. Despite the initial market shocks of the Brexit referendum in the U.K. and Donald Trump’s win in the U.S. presidential election, and the uncertainties posed by the implications of these votes, sentiment continued to swing toward the positive as 2016 ended.

In between the year’s turbulent start and exuberant end, markets were soothed by improving economic data out of China, as the government’s stimulus measures appeared to be working, and a recovery in the energy and commodity-related sectors. The U.S. Federal Reserve backed off its more aggressive projections from the beginning of the year, only raising the fed funds rate once during the year, in December. The central banks in Europe and Japan maintained their accommodative stances.

Will 2017 be the year of accelerating global growth and rising inflation that the markets are expecting? President Trump’s business-friendly, pro-growth agenda has been well received by the markets, despite the administration’s initial focus on trade and immigration policy. However, when a substantive fiscal policy does emerge, the potential for legislative approval is not assured. Outside the U.S., political dynamics in Europe are also in flux this year, with Brexit negotiations ongoing and elections in Germany and France, and possibly a snap election in Italy.

Given the slate of policy unknowns and the range of possible outcomes, we believe volatility will remain a fixture this year. In this environment, Nuveen remains committed to both managing downside risks and seeking upside potential. If you’re concerned about how resilient your investment portfolio might be, we encourage you to talk to your financial advisor. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

March 28, 2017

4	NUVEEN

Portfolio Manager’s

Comments

Municipal Total Return Managed Accounts Portfolio

This Fund was developed exclusively for use within Nuveen-sponsored separately managed accounts and is a specialized municipal bond portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.

The Fund is managed by Nuveen Asset Management LLC, an affiliate of Nuveen, LLC. Martin J. Doyle, CFA, has served as manager for the Fund since its inception in 2007. Here he discusses the Fund’s investment strategy and its performance during the six-month reporting period ended January 31, 2017.

How did the Fund perform during the six-month reporting period ended January 31, 2017?

The table in the Performance and Expense Ratios section of this report provides total return performance for the Fund for the six-month, one-year, five-year and since inception periods ended January 31, 2017. The Fund’s Class I Share total return at net asset value (NAV) underperformed the Bloomberg Barclays 7-Year Municipal Bond Index during the six-month reporting period ended January 31, 2017.

What strategies were used to manage the Fund during the reporting period ended January 31, 2017 and how did these strategies influence performance?

The Fund uses a value-oriented strategy and looks for higher yielding and undervalued municipal bonds that offer the potential for above average total return. The Fund invests in various types of municipal securities, including investment grade (rated BBB/Baa or better), below investment grade (rated BB/Ba or lower) and non-rated municipal securities. The Fund focuses on securities with intermediate to longer term maturities. We continue to focus on improving call protection to stabilize the consistency of income across longer periods.

During the reporting period, the Fund’s underperformance may be attributed to exposure to bonds with maturities and durations longer than the benchmark. The underperformance took place during the post-election period as longer maturities and durations generally underperformed shorter maturity and duration bonds.

From a quality perspective, exposure to mid-grade (A and BBB ratings) and high yield (non-rated or rated below investment grade) bonds contributed to performance during most of the reporting period, but also detracted from performance during portions of November and December 2016 as municipal credit spreads generally widened.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

For financial reporting purposes, ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a fund. No representation is made as to the insurers’ ability to meet their commitments.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

NUVEEN	5

Portfolio Manager’s Comments (continued)

In addition, we continue to increase exposure to certain revenue bond sectors such as health care, transportation and higher education, which provide higher yields than relatively lower yielding sectors such as pre-refunded or escrowed bonds. During portions of the reporting period, significant inflows resulted in a higher cash position which was also a slight drag on performance.

A Note About Investment Valuations

The municipal securities held by the Fund are valued by the Fund’s pricing service using a range of market-based inputs and assumptions. A different municipal pricing service might incorporate different assumptions and inputs into its valuation methodology, potentially resulting in different values for the same securities. These differences could be significant, both as to such individual securities, and as to the value of a given Fund’s portfolio in its entirety. Thus, the current net asset value of a Fund’s shares may be impacted, higher or lower, if the Fund were to change pricing service, or if its pricing service were to materially change its valuation methodology. On October 4, 2016, the Fund’s current municipal bond pricing service was acquired by the parent company of another pricing service. The two services have not yet combined their valuation organizations and process, but may do so in the future. Thus there is an increased risk that the organization acting as each Fund’s pricing service may change, or that the Fund’s pricing service may change its valuation methodology, either of which could have an impact on the net asset value of the Fund’s shares.

6	NUVEEN

Risk Considerations

and Dividend Information

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s potential use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.

Dividend Information

The Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit the Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. The Fund will, over time, pay all its net investment income as dividends to shareholders.

As of January 31, 2017, the Fund had a positive UNII balance, based upon our best estimate, for tax purposes and a positive UNII balance for financial reporting purposes.

All monthly dividends paid by the Fund during the current reporting period, were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of the Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

NUVEEN	7

Fund Performance, Expense Ratios

and Effective Leverage Ratios

This is a specialized municipal bond Fund developed exclusively for use within Nuveen-sponsored separately managed accounts.

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Fund shares have no sales charge. Returns assume reinvestment of dividends and capital gains. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.

The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements) as shown in the most recent prospectus.

Leverage is created whenever the Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for the Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The Fund has not borrowed on a longer-term basis for investment purposes, and does not have any plans to do so. The Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of the Fund’s effective leverage ratio.

8	NUVEEN

Municipal Total Return Managed Accounts Portfolio

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of January 31, 2017

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class I Shares	(4.14)%	(0.03)%	4.51%	5.74%
Bloomberg Barclays 7-Year Municipal Bond Index	(2.92)%	(0.97)%	2.36%	4.55%

Average Annual Total Returns as of December 31, 2016 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class I Shares	(4.72)%	1.00%	5.03%	5.74%

Since inception returns are from 5/31/07. The index is not available for direct investment.

Expense Ratios as of Most Recent Prospectus

Share Class
Class I
Gross Expense Ratios	0.10%
Net Expense Ratios	0.02%

The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.

Effective Leverage Ratio as of January 31, 2017

Effective Leverage Ratio	7.26%

NUVEEN	9

Yields as of January 31, 2017

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.

The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, Note 7 – Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the fund on an after-tax basis at a specified tax rate. If the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Share Class
Class I
Dividend Yield	3.36%
SEC 30-Day Yield – Subsidized	3.23%
SEC 30-Day Yield – Unsubsidized	3.16%
Taxable-Equivalent Yield – Subsidized (28.0%)[1]	4.49%
Taxable-Equivalent Yield – Unsubsidized (28.0%)[1]	4.39%

1	The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate as shown in the table above.

10	NUVEEN

Holding

Summaries as of January 31, 2017

This data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Allocation

(% of net assets)

Long-Term Municipal Bonds	93.8%
Short-Term Municipal Bonds	0.2%
Other Assets Less Liabilities	9.2%
Net Assets Plus Floating Rate Obligations	103.2%
Floating Rate Obligations	(3.2)%
Net Assets	100%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	11.4%
AA	34.2%
A	28.7%
BBB	15.0%
BB or Lower	6.0%
N/R (not rated)	4.7%
Total	100%

Portfolio Composition

(% of total investments)

Health Care	16.5%
Tax Obligation/Limited	16.5%
Education and Civic Organizations	15.5%
Tax Obligation/General	15.0%
Transportation	15.0%
Utilities	7.8%
Other	13.7%
Total	100%

State and Territories

(% of total investments)

California	11.8%
Texas	11.0%
Florida	7.5%
Illinois	6.9%
New York	6.0%
Pennsylvania	4.9%
Washington	4.2%
Indiana	3.4%
Arizona	2.8%
Colorado	2.6%
Guam	2.3%
District of Columbia	2.3%
Wisconsin	2.2%
Virginia	2.1%
Hawaii	2.0%
Massachusetts	1.9%
South Carolina	1.9%
Alaska	1.6%
North Carolina	1.5%
Missouri	1.5%
Other	19.6%
Total	100%

NUVEEN	11

Expense

Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2017.

The beginning of the period is August 1, 2016.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Municipal Total Return Managed Accounts Portfolio

Share Class
Class I
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$958.60
Expenses Incurred During the Period	$—
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,025.21
Expenses Incurred During the Period	$—

Expenses are equal to the Fund’s annualized net expense ratio of 0.00% for the six-month period.

12	NUVEEN

Municipal Total Return Managed Accounts Portfolio

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 93.8%

	MUNICIPAL BONDS – 93.8%

	National – 0.2%

	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool:
$325	5.000%, 1/31/28 (Mandatory put 1/31/18) (Alternative Minimum Tax), 144A	1/18 at 100.00	Ba1	$332,719
1,000	5.750%, 6/30/50 (Mandatory put 9/30/19) (Alternative Minimum Tax), 144A	9/19 at 100.00	Ba2	1,041,750
1,325	Total National			1,374,469

	Alabama – 0.4%

850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1	913,860

500	Auburn University, Alabama, General Fee Revenue Bonds, Series 2011A, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	Aa2 (4)	572,615

1,270	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A	1,397,927
2,620	Total Alabama			2,884,402

	Alaska – 1.4%

1,100	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2015C, 5.000%, 6/01/31	12/25 at 100.00	AA+	1,249,446

1,515	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2016A-II, 2.200%, 12/01/26	6/26 at 100.00	AA+	1,409,541

1,400	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%, 1/01/30 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,515,808

1,500	Alaska Municipal Bond Bank, General Obligation Bonds, Three Series 2015, 5.250%, 10/01/31	4/25 at 100.00	AA	1,734,555

2,000	Alaska Municipal Bond Bank, General Obligation Bonds, Two Series 2016, 5.000%, 12/01/30	6/26 at 100.00	AA	2,305,840

	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
435	4.625%, 6/01/23	6/17 at 100.00	Ba2	437,166
1,385	5.000%, 6/01/46	6/17 at 100.00	B3	1,174,508
9,335	Total Alaska			9,826,864

	Arizona – 2.7%

1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256. As of 6/4/2015 Converted to Trust 2015-XF2046, 16.361%, 1/01/43 (IF) (5)	1/22 at 100.00	AA–	1,374,560

1,010	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2013D, 5.000%, 2/01/28	2/23 at 100.00	BBB+	1,103,051

1,000	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba1	1,058,240

NUVEEN	13

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$2,465	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%, 7/01/26	No Opt. Call	BB+	$2,352,226

3,450	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A+	3,856,341

1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/28 (Alternative Minimum Tax)	7/23 at 100.00	AA–	1,124,000

250	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.000%, 7/01/32	7/21 at 100.00	BB	267,958

225	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB–	233,856

645	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 5.875%, 4/01/22	4/20 at 100.00	BB–	645,806

1,835	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2016, 4.000%, 7/01/34	7/26 at 100.00	A	1,862,323

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2016-XL0016, 16.200%, 1/01/38 (IF) (5)	1/18 at 100.00	Aa1	574,680

	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A:
290	3.900%, 9/01/24	No Opt. Call	BB+	286,984
1,500	5.000%, 9/01/34	3/25 at 100.00	BB+	1,502,895

260	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 4.625%, 3/01/22	No Opt. Call	BB+	268,791

305	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2011, 7.625%, 3/01/31	3/21 at 100.00	BB+	341,594

15	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	14,959

1,000	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/24	No Opt. Call	A–	1,150,210
16,750	Total Arizona			18,018,474

	California – 11.0%

500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	AA–	559,250

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Kern County Tobacco Funding Corporation, Refunding Series 2014:
1,125	5.000%, 6/01/21	No Opt. Call	N/R	1,252,181
2,735	4.000%, 6/01/29	4/17 at 100.00	N/R	2,736,149

655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2013-U3, 5.000%, 6/01/43	No Opt. Call	AAA	843,077

500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 2015-XF2188. Formerly Tender Option Bond Trust 3144, 17.069%, 10/01/38 (IF) (5)	10/18 at 100.00	Aa1	643,220

1,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016B, 5.000%, 11/15/36 (UB) (5)	11/26 at 100.00	AA–	1,131,340

1,615	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 3.000%, 3/01/39	3/26 at 100.00	A	1,333,715

14	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	$1,086,080

300	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	B+	319,392

1,180	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	BB	1,189,652

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
295	4.750%, 8/01/22	No Opt. Call	BB	311,694
675	5.000%, 8/01/32	No Opt. Call	BB	686,468

840	California Municipal Finance Authority, Charter School Revenue Bonds, Rocket ship Education Multiple Projects, Series 2014A , 6.000%, 6/01/23	6/22 at 102.00	N/R	901,530

735	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A, 5.000%, 8/15/30	8/24 at 100.00	BBB	814,681

1,300	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	Baa2	1,407,406

1,655	California School Finance Authority School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 3.625%, 7/01/25	No Opt. Call	BBB–	1,634,826

1,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	BBB	1,045,380

	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
330	5.000%, 8/01/24, 144A	No Opt. Call	BBB	366,947
360	5.000%, 8/01/25	No Opt. Call	BBB	399,532
790	5.000%, 8/01/26	8/25 at 100.00	BBB	867,009
250	5.000%, 8/01/27	8/25 at 100.00	BBB	271,138

755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	BBB–	791,852

700	California School Finance Authority, Charter School Revenue Bonds, Rocket ship Education – Obligated Group, Series 2016A, 5.000%, 6/01/31	6/25 at 100.00	N/R	703,983

310	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2012C, 4.250%, 6/01/17	No Opt. Call	BB+	311,057

450	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB–	461,642

	California State, General Obligation Bonds, Refunding Various Purpose Series 2016:
2,000	4.000%, 9/01/33	9/26 at 100.00	AA–	2,087,400
1,660	4.000%, 9/01/34	9/26 at 100.00	AA–	1,724,292

1,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/27	2/25 at 100.00	AA–	1,173,860

3,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2016, 4.000%, 9/01/33	9/26 at 100.00	AA–	3,131,100

695	California State, General Obligation Bonds, Various Purpose Series 1997, 5.625%, 10/01/21	10/17 at 100.00	AA+	700,525

	California State, General Obligation Bonds, Various Purpose Series 2009:
1,000	6.500%, 4/01/33	4/19 at 100.00	AA–	1,111,530
645	6.000%, 11/01/39	11/19 at 100.00	AA–	721,033

NUVEEN	15

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016:
$825	5.000%, 10/01/31	10/26 at 100.00	BBB	$912,871
830	5.000%, 10/01/32	10/26 at 100.00	BBB	914,851

3,900	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/36	6/26 at 100.00	BB	4,062,123

200	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Refunding Series 2016, 3.250%, 5/15/31	5/26 at 100.00	Baa1	183,008

	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014A:
350	5.000%, 8/01/28	8/22 at 102.00	AA–	401,915
1,130	5.000%, 8/01/29	8/22 at 102.00	AA–	1,293,104

1,435	Carlsbad Unified School District, San Diego County, California, Certificates of Participation, Refunding & School Financing Projects, Series 2016, 4.000%, 10/01/33	10/26 at 100.00	AA–	1,480,274

440	Carson Redevelopment Agency, California, Tax Allocation Bonds, Merged & Amended Project Area, Series 2014A, 5.000%, 10/01/24	No Opt. Call	AA–	517,216

840	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 4.000%, 6/01/31	6/25 at 100.00	A+	877,514

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
930	4.500%, 6/01/27	6/17 at 100.00	B1	935,701
215	5.000%, 6/01/33	6/17 at 100.00	B–	209,438

750	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 4.000%, 9/01/35	9/25 at 100.00	N/R	721,073

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 4, Series 2016:
1,740	4.000%, 9/01/34	9/23 at 103.00	N/R	1,701,929
1,250	4.000%, 9/01/35	9/23 at 103.00	N/R	1,216,363

50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	57,346

	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015:
320	5.000%, 5/15/24	No Opt. Call	BBB	363,696
745	5.000%, 5/15/26	No Opt. Call	BBB	841,068

750	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/30 (Alternative Minimum Tax)	5/25 at 100.00	AA	856,522

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,085,540

500	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/34 (Alternative Minimum Tax)	5/26 at 100.00	AA–	561,120

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2008A-2, 5.250%, 7/01/32	7/18 at 100.00	Aa2	528,395

2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016 B, 5.000%, 7/01/36 (UB) (5)	1/26 at 100.00	AA–	2,299,060

750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A	849,210

16	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$365	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 – BAM Insured	9/25 at 100.00	AA	$414,841

2,010	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	BB	2,042,060

85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	99,464

1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/17 at 102.00	CCC+	936,430

	Rancho Mirage Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Northside Sub-Area, Refunding Series 2016A:
1,085	3.000%, 4/01/30 – BAM Insured	4/26 at 100.00	AA	1,051,864
2,245	3.000%, 4/01/31 – BAM Insured	4/26 at 100.00	AA	2,151,967

1,215	Sacramento Area Flood Control Agency, California, Special Assessment Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%, 10/01/32 – BAM Insured	No Opt. Call	AA	1,384,735

	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Refunding Series 2015F:
615	5.000%, 9/01/26	9/25 at 100.00	BBB+	703,781
1,290	5.000%, 9/01/27	9/25 at 100.00	BBB+	1,467,878

300	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/32	9/25 at 100.00	N/R	323,187

1,000	San Diego Unified Port District, California, Revenue Bonds, Refunding Series 2013A, 5.000%, 9/01/27	9/23 at 100.00	A+	1,129,690

1,280	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/33	8/26 at 100.00	A	1,462,950

550	San Jose, California, Airport Revenue Bonds, Refunding Series 2014A, 5.000%, 3/01/25 (Alternative Minimum Tax)	3/24 at 100.00	A2	626,505

1,925	Santa Clarita Community College District, Los Angeles County, California, General Obligation Bonds, Series 2013, 3.000%, 8/01/27	8/23 at 100.00	AA	1,975,762

550	Southern California Public Power Authority, Milford Wind Corridor Phase II Project Revenue Bond, Series 2011-1, 5.250%, 7/01/28	No Opt. Call	AA–	631,477

500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32	9/21 at 100.00	BBB+	598,985

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34 (Pre-refunded 10/01/19)	10/19 at 100.00	AA+ (4)	824,565

1,000	Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County Levee Refinancing Project, Refunding Series 2017A, 5.000%, 9/01/31 – BAM Insured	9/26 at 100.00	AA	1,124,960
70,270	Total California			74,539,379

	Colorado – 2.4%

2,910	Castle Pines North Metropolitan District, Colorado, Certificates of Participation, Series 2015, 4.000%, 12/01/44	No Opt. Call	AA–	2,936,626

	Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement Certificates of Participation, Series 2016:
1,000	5.000%, 6/15/33	6/26 at 100.00	Aa2	1,134,320
1,330	5.000%, 6/15/35	6/26 at 100.00	Aa2	1,496,104

NUVEEN	17

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%, 7/01/36	7/25 at 100.00	BB+	$499,980

280	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015, 2.000%, 12/15/17	No Opt. Call	BB+	279,132

750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195. Formerly Tender Option Bond Trust 3364, 16.547%, 10/01/37 (IF) (5)	11/23 at 100.00	A3	1,005,660

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2196. Formerly Tender Option Bond Trust 3367, 18.180%, 1/01/35 (IF) (5)	1/24 at 100.00	Aa3	1,561,360

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	A–	519,230

1,635	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (5)	12/22 at 100.00	A	1,800,903

1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/24	No Opt. Call	A+	1,178,430

1,240	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/28	12/26 at 100.00	Baa2	1,396,215

484	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	512,846

500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	533,140

1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	BBB+	1,127,900

500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	520,895
14,629	Total Colorado			16,502,741

	Delaware – 0.3%

525	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Refunding Series 2016A, 2.800%, 9/01/26	No Opt. Call	BBB	472,175

1,315	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB	1,307,675
1,840	Total Delaware			1,779,850

	District of Columbia – 2.1%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
490	6.500%, 5/15/33	No Opt. Call	Baa1	558,081
450	6.750%, 5/15/40	5/17 at 100.00	Baa1	461,241

3,000	District of Columbia, General Obligation Bonds, Series 2016A, 5.000%, 6/01/34	6/26 at 100.00	Aa1	3,469,290

1,000	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2015, 5.000%, 7/15/28	1/26 at 100.00	A1	1,164,380

18	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A:
$1,000	5.000%, 10/01/28	10/23 at 100.00	A+	$1,132,090
1,000	5.000%, 10/01/29	10/23 at 100.00	A+	1,126,750
575	5.000%, 10/01/30	10/23 at 100.00	A+	644,920

5,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2017, 5.000%, 4/01/33	4/27 at 100.00	A	5,724,200
12,515	Total District of Columbia			14,280,952

	Florida – 7.0%

1,440	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	9/20 at 100.00	BBB–	1,470,542

750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB–	762,585

1,000	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA	1,101,070

1,685	Collier County Health Facilities Authority, Florida, Residential Care Facility Revenue Bonds, Moorings Inc., Series 2015A, 4.000%, 5/01/35	5/25 at 100.00	A+	1,669,818

1,555	Florida Board of Governors, Florida, Dormitory Revenue Bonds, Florida Atlantic University, Refunding Series 2017A, 4.000%, 7/01/33 – BAM Insured	7/26 at 100.00	AA	1,595,508

540	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	555,379

170	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35	6/25 at 100.00	N/R	171,096

35	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	Aaa	35,313

2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal Program, Refunding Series 2011B, 5.125%, 6/01/27 (Alternative Minimum Tax)	6/21 at 100.00	AA+	2,248,580

1,500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/28 (Alternative Minimum Tax)	10/25 at 100.00	AA–	1,724,610

885	Gulf Breeze, Florida, Revenue Improvement Non-Ad Valorem Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	N/R	892,204

1,290	Hernando County School Board, Florida, Certificates of Participation, Refunding Series 2016A, 3.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	1,289,471

1,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/30 (Alternative Minimum Tax)	10/24 at 100.00	AA–	1,121,300

3,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Refunding Series 2013A, 5.500%, 10/01/28 (Alternative Minimum Tax)	10/23 at 100.00	A+	3,408,240

2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB	2,024,660

	Lee County, Florida, Solid Waste System Revenue Bonds, Refunding Series 2016:
1,110	5.000%, 10/01/24 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	1,267,720
3,330	5.000%, 10/01/25 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	3,806,123
605	5.000%, 10/01/26 (Alternative Minimum Tax)	No Opt. Call	A	691,122

NUVEEN	19

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$750	Manatee County School Board, Florida, Certificates of Participation, Refunding Series 2016A, 5.000%, 7/01/26 – BAM Insured	No Opt. Call	AA	$871,245

1,455	Marco Island, Florida, Utility System Revenue Bonds, Refunding Series 2016, 3.000%, 10/01/33	10/26 at 100.00	Aa3	1,321,969

	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014:
400	5.000%, 11/15/23	No Opt. Call	Baa1	455,012
250	5.000%, 11/15/26	11/24 at 100.00	Baa1	281,347
375	5.000%, 11/15/27	11/24 at 100.00	Baa1	418,695
500	5.000%, 11/15/28	11/24 at 100.00	Baa1	553,145

	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014:
900	5.000%, 10/01/27	10/24 at 100.00	BBB+	1,016,505
920	5.000%, 10/01/28	10/24 at 100.00	BBB+	1,032,084
500	5.000%, 10/01/30	10/24 at 100.00	BBB+	555,530

2,150	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/32	7/26 at 100.00	A	2,462,438

500	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2008B, 5.250%, 5/01/31 (Pre-refunded 5/01/18) – AGC Insured	5/18 at 100.00	AA (4)	526,435

705	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/25 (Alternative Minimum Tax)	No Opt. Call	A	790,925

1,145	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/28 (Alternative Minimum Tax)	10/24 at 100.00	A	1,272,164

2,430	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/32	10/26 at 100.00	A	2,760,796

800	Miami-Dade County, Florida, Seaport Revenue Bonds, Series 2013D, 5.000%, 10/01/18 (Alternative Minimum Tax)	No Opt. Call	A	844,400

225	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Refunding Series 2016A, 3.000%, 10/01/32	10/26 at 100.00	A	202,403

425	Palm Beach County School Board, Florida, Certificates of Participation, Series 2015C, 5.000%, 8/01/30	8/25 at 100.00	Aa3	485,558

	Palm Beach County, Florida, Airport System Revenue Bonds, Refunding Series 2016:
1,450	5.000%, 10/01/31 (Alternative Minimum Tax)	10/26 at 100.00	A+	1,621,956
2,095	5.000%, 10/01/32 (Alternative Minimum Tax)	10/26 at 100.00	A+	2,330,750

500	Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/35	10/23 at 100.00	AA	564,185

1,310	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29	9/26 at 100.00	A+	1,531,010

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (6)	5/17 at 100.00	N/R	3,976

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (6)	5/19 at 100.00	N/R	8,911

10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	4,392

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (7)	No Opt. Call	N/R	—

20	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$5	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	$4,986

20	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	5/18 at 100.00	N/R	12,222

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)	5/18 at 100.00	N/R	7,722

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	5/18 at 100.00	N/R	—
43,770	Total Florida			47,776,102

	Georgia – 1.2%

1,155	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, University of Georgia Athletic Association Project, Refunding Series 2011, 5.250%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	Aa3 (4)	1,336,739

220	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 20.002%, 11/01/40 (IF)	5/25 at 100.00	AA–	361,577

1,070	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2016, 3.000%, 7/01/33	7/26 at 100.00	Aa2	963,706

3,740	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A+	4,386,422

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 100.00	AA+ (4)	796,710

530	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	No Opt. Call	Aa2	586,917
7,465	Total Georgia			8,432,071

	Guam – 2.1%

2,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	2,176,060

420	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/21	No Opt. Call	A	457,132

	Guam Education Financing Foundation, Certificates of Participation, Guam Public School Facilities Project, Refunding Series 2016A:
1,000	5.000%, 10/01/20	No Opt. Call	A	1,089,590
2,425	5.000%, 10/01/21	No Opt. Call	A	2,676,303

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 4.500%, 7/01/18	No Opt. Call	A–	1,040,020

450	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/24	7/23 at 100.00	A–	509,251

960	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	1,022,266

1,355	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/30	12/26 at 100.00	BBB+	1,508,684

	Guam International Airport Authority, Revenue Bonds, Series 2013C:
2,000	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	2,180,180
1,000	6.000%, 10/01/23 (Alternative Minimum Tax)	8/18 at 100.00	BBB	1,052,790

	Guam Power Authority, Revenue Bonds, Series 2012A:
500	5.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	565,645
235	5.000%, 10/01/34	10/22 at 100.00	BBB	244,741
13,345	Total Guam			14,522,662

NUVEEN	21

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii – 1.8%

$600	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27	7/23 at 100.00	BB	$639,690

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Refunding Series 2007B, 4.600%, 5/01/26 – FGIC Insured (Alternative Minimum Tax)	3/17 at 100.00	Baa2	1,479,345

	Hawaii State Department of Transportation – Airports Division, Lease Revenue Certificates of Participation, Series 2013:
1,000	5.250%, 8/01/24 (Alternative Minimum Tax)	8/23 at 100.00	A	1,137,780
1,600	5.000%, 8/01/28 (Alternative Minimum Tax)	8/23 at 100.00	A	1,756,480

2,000	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/41 (Alternative Minimum Tax)	7/25 at 100.00	A+	2,157,980

610	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/30	12/21 at 100.00	AA+	684,542

990	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	1,146,093

1,000	Hawaii State, Highway Revenue Bonds, Series 2016A, 5.000%, 1/01/29	7/26 at 100.00	AA+	1,193,770

2,000	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2015A, 5.000%, 10/01/37	10/25 at 100.00	Aa1	2,276,840
11,300	Total Hawaii			12,472,520

	Idaho – 1.3%

	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Refunding Series 2015:
500	5.000%, 6/01/29	12/24 at 100.00	A3	561,355
1,000	5.000%, 6/01/30	12/24 at 100.00	A3	1,116,590
2,090	5.000%, 6/01/31	12/24 at 100.00	A3	2,324,247

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34 (Pre-refunded 6/01/18)	6/18 at 100.00	A3 (4)	812,055

865	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Series 2015, 5.500%, 12/01/29	6/25 at 100.00	AA–	1,037,118

1,000	Idaho Housing and Finance Association, Economic Development Facilities Recovery Zone Revenue Bonds, TDF Facilities Project, Series 2010A, 6.500%, 2/01/26	2/21 at 100.00	AA–	1,152,110

	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
430	4.750%, 9/01/25	9/22 at 100.00	Baa1	467,333
1,070	4.600%, 9/01/27	9/22 at 100.00	Baa1	1,144,012
7,705	Total Idaho			8,614,820

	Illinois – 6.5%

	Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2015A:
920	4.000%, 12/01/22	No Opt. Call	A3	934,766
1,395	4.000%, 12/01/23	No Opt. Call	A3	1,395,614

450	Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/19	No Opt. Call	A3	463,829

	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010:
1,625	6.000%, 11/01/35	11/20 at 100.00	BBB–	1,758,786
450	5.500%, 11/01/40	11/20 at 100.00	BBB–	476,474

22	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$743	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	$748,167

500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	510,880

900	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BB+	980,091

1,045	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2015, 5.000%, 5/01/45 (UB) (5)	5/25 at 100.00	AA+	1,143,105

360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339, 15.152%, 9/01/32 (IF) (5)	9/22 at 100.00	BBB	435,258

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	796,920

	Illinois Finance Authority, Revenue Bonds, DePaul University, Refunding Series 2016A:
1,345	5.000%, 10/01/33	10/26 at 100.00	A	1,516,245
2,000	5.000%, 10/01/35	10/26 at 100.00	A	2,230,240

3,000	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Series 2017A, 5.000%, 1/01/36 (WI/DD, Settling 2/14/17)	1/27 at 100.00	A	3,204,840

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37 (Pre-refunded 1/01/18)	1/18 at 100.00	A (4)	677,112

345	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016, 5.000%, 9/01/36	9/26 at 100.00	A–	371,375

345	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	379,669

615	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	705,405

700	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	737,940

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
25	5.000%, 8/15/21	No Opt. Call	Baa1	27,643
220	5.000%, 8/15/23	No Opt. Call	Baa1	248,024

1,250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%, 10/01/46 (UB) (5)	10/25 at 100.00	AA+	1,372,038

1,500	Illinois State, General Obligation Bonds, January Series 2016, 4.000%, 1/01/31	1/26 at 100.00	BBB	1,339,710

	Illinois State, General Obligation Bonds, June Series 2016:
1,500	4.000%, 6/01/32	6/26 at 100.00	BBB	1,317,105
2,000	4.000%, 6/01/34	6/26 at 100.00	BBB	1,707,440

1,185	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016D, 3.000%, 6/15/33	6/26 at 100.00	AAA	1,062,139

420	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 16.057%, 1/01/38 (IF)	1/23 at 100.00	AA–	589,512

2,495	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 12/15/20	No Opt. Call	BBB–	2,680,578

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
2,030	5.250%, 6/01/21	No Opt. Call	A	2,301,127
1,000	5.500%, 6/01/23	6/21 at 100.00	A	1,128,410

NUVEEN	23

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$145	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	$164,688

500	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	AA	654,375

3,100	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/29 – NPFG Insured	No Opt. Call	AA	3,972,588

500	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/19	No Opt. Call	BBB+	536,185

	St Clair County, Illinois, Highway Revenue Bonds, Series 2013A:
825	5.500%, 1/01/38	1/23 at 100.00	AA–	920,865
1,500	4.250%, 1/01/38	1/23 at 100.00	AA–	1,526,670

1,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Refunding Series 2015A, 5.000%, 4/01/27	4/25 at 100.00	Aa3	1,140,190

2,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Refunding Series 2016A, 4.000%, 4/01/34	4/26 at 100.00	Aa3	2,007,540
41,333	Total Illinois			44,163,543

	Indiana – 3.2%

750	Columbus, Indiana, General Obligation Bonds, Series 2009, 4.500%, 7/15/23	7/19 at 100.00	N/R	787,342

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AAA	1,085,780

1,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	A–	1,671,600

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2014A:
560	5.000%, 2/01/26	2/24 at 100.00	A–	628,891
425	5.000%, 2/01/27	2/24 at 100.00	A–	475,035

525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B–	479,031

1,110	Indiana Finance Authority, Hospital Revenue Bonds, Deaconess Health System Obligated Group, Series 2016A, 5.000%, 3/01/32	9/26 at 100.00	A+	1,252,247

2,020	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1, 5.000%, 11/15/34	11/25 at 100.00	AA+	2,265,309

3,000	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/37	7/26 at 100.00	A+	3,340,440

1,420	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016C, 5.000%, 1/01/38	7/26 at 100.00	A+	1,579,935

1,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A, 5.250%, 1/01/32	7/23 at 100.00	A+	1,134,160

1,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%, 1/01/28 (Alternative Minimum Tax)	1/25 at 100.00	A1	1,676,340

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22 (Pre-refunded 1/15/18)	1/18 at 100.00	AA+ (4)	260,235

	Munster School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2009:
1,395	3.875%, 7/05/18	No Opt. Call	AA+	1,427,615
855	5.000%, 1/05/20	No Opt. Call	AA+	913,183
1,105	5.000%, 1/05/21	1/20 at 100.00	AA+	1,176,317

24	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A:
$500	5.000%, 1/01/28	1/25 at 100.00	A	$554,005
815	5.000%, 1/01/29	1/25 at 100.00	A	898,277
19,730	Total Indiana			21,605,742

	Iowa – 1.3%

1,430	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Refunding Series 2016, 4.000%, 6/15/35	6/26 at 100.00	A2	1,456,841

	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
1,000	5.000%, 6/01/27 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,088,130
1,000	5.000%, 6/01/28 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,083,740

745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (Alternative Minimum Tax)	6/20 at 100.00	AA	802,372

1,550	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Refunding Series 2016E, 5.000%, 8/15/34	2/26 at 100.00	Aa3	1,732,621

1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	1,499,955

1,240	State University of Iowa, Revenue Bonds, Academic Building Series 2014A-SUI, 3.000%, 7/01/27	7/24 at 100.00	Aa1	1,251,110
8,465	Total Iowa			8,914,769

	Kansas – 1.2%

1,500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2014A, 5.000%, 9/01/29	9/24 at 100.00	AAA	1,759,815

1,240	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.375%, 3/01/30	3/20 at 100.00	AA–	1,336,968

2,000	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2015A, 5.000%, 5/01/26	5/23 at 100.00	Aa3	2,314,740

205	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	231,408

2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/35	9/25 at 100.00	AA–	2,223,840
6,945	Total Kansas			7,866,771

	Kentucky – 0.5%

1,225	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/26	7/25 at 100.00	BBB+	1,366,977

590	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	598,260

1,100	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	1,241,988
2,915	Total Kentucky			3,207,225

	Louisiana – 0.8%

2,175	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	A–	2,191,291

NUVEEN	25

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$825	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	$835,478

50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A– (4)	59,904

2,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.500%, 5/15/30	5/20 at 100.00	A–	2,143,320
5,050	Total Louisiana			5,229,993

	Maryland – 1.2%

375	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/19 – SYNCORA GTY Insured	4/17 at 100.00	Ba1	375,885

730	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland – Baltimore Project, Refunding Senior Lien Series 2015, 4.000%, 7/01/20	No Opt. Call	BBB–	768,383

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
205	4.000%, 7/01/20	No Opt. Call	BBB	220,584
290	5.000%, 7/01/21	No Opt. Call	BBB	327,250

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	552,140

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,200	4.000%, 7/01/35	7/25 at 100.00	A+	1,225,800
625	5.000%, 7/01/40	7/25 at 100.00	A+	689,944

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB	1,111,980
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB	1,105,610

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/28	7/27 at 100.00	A2	1,149,680

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 5.000%, 1/01/19 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (4)	518,670
7,425	Total Maryland			8,045,926

	Massachusetts – 1.8%

4,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2016A, 4.000%, 7/15/36	7/26 at 100.00	AAA	4,282,880

1,660	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30	8/25 at 100.00	A+	1,880,050

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.000%, 4/01/31	4/21 at 100.00	AA–	1,102,800

535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2016-XL0017, 12.366%, 12/15/34 (IF) (5)	12/19 at 100.00	AAA	705,039

2,000	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2012C, 3.000%, 10/01/30	No Opt. Call	AA+	1,960,300

2,170	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/34	3/24 at 100.00	AA+	2,455,398
11,365	Total Massachusetts			12,386,467

26	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan – 1.3%

$3,595	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016, 4.000%, 11/15/35	11/26 at 100.00	A	$3,580,692

420	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	B–	379,159

1,970	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015, 5.000%, 12/01/33	6/22 at 100.00	AA–	2,193,595

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	301,845

1,330	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/31	3/24 at 100.00	A1	1,456,789

800	University of Michigan, General Revenue Bonds, Series 2015, 5.000%, 4/01/40 (UB) (5)	4/26 at 100.00	AAA	916,320
8,415	Total Michigan			8,828,400

	Minnesota – 1.0%

1,000	Elk River Independent School District 728, Minnesota, General Obligation Bonds, School Building Series 2015.A, 4.000%, 2/01/26	2/24 at 100.00	Aa2	1,100,100

835	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 4.500%, 8/01/26	8/22 at 100.00	BB+	861,687

3,000	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2012B, 5.000%, 3/01/28	No Opt. Call	AA+	3,409,590

1,165	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	1,154,550
6,000	Total Minnesota			6,525,927

	Mississippi – 1.0%

750	Medical Center Educational Building Corporation, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41	6/22 at 100.00	Aa2	818,370

1,190	Mississippi Development Bank, Special Obligation Bonds, Harrison County, Mississippi Highway Refunding Project, Series 2013A, 5.000%, 1/01/26	No Opt. Call	AA–	1,389,158

3,000	Mississippi Development Bank, Special Obligation Bonds, Jackson Public School District General Obligation Project, Series 2008, 5.375%, 4/01/24 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	A2 (4)	3,150,570

1,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%, 10/15/29	10/25 at 100.00	A+	1,140,080
5,940	Total Mississippi			6,498,178

	Missouri – 1.4%

3,485	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/27	8/26 at 100.00	A	3,898,182

2,000	Kansas City, Missouri, Airport Revenue Bonds, Refunding General Improvement Series 2013A, 5.250%, 9/01/25 (Alternative Minimum Tax)	9/21 at 100.00	A+	2,243,780

1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Episcopal and Presbyterian Hospitals, Series 2015B, 3.500%, 12/01/32	No Opt. Call	A+	1,498,140

1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A, 4.000%, 10/01/42	10/25 at 100.00	AA–	1,525,245

300	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 3.250%, 5/01/21	No Opt. Call	N/R	303,258

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	218,668
9,072	Total Missouri			9,687,273

NUVEEN	27

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 0.5%

$285	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A2	$291,236

2,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medicine, Series 2016, 4.000%, 5/15/32	5/26 at 100.00	AA–	2,056,220

900	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/29	11/25 at 100.00	A–	1,006,695
3,185	Total Nebraska			3,354,151

	Nevada – 1.0%

2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2016A, 5.000%, 6/01/41 (UB)	6/26 at 100.00	AA	2,271,120

2,065	Las Vegas, Nevada, General Obligation Bonds, Limited Tax City Hall, Series 2015C, 4.000%, 9/01/39	3/26 at 100.00	AA	2,105,970

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
1,255	4.000%, 12/01/23	No Opt. Call	N/R	1,243,140
1,000	4.250%, 12/01/24	No Opt. Call	N/R	998,270

70	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	76,166
6,390	Total Nevada			6,694,666

	New Hampshire – 0.1%

580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	No Opt. Call	A–	631,684

	New Jersey – 0.7%

310	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 15.195%, 1/01/43 (IF) (5)	7/22 at 100.00	A+	432,177

2,800	Paterson, New Jersey, General Obligation Bonds, General Improvement Series 2013, 5.000%, 1/15/26 – BAM Insured	1/23 at 100.00	AA	3,064,684

1,780	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, First Subordinate Capital Appreciation Series 2007-1B, 0.000%, 6/01/41	6/17 at 26.26	A–	464,598

1,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	B–	1,012,534
6,015	Total New Jersey			4,973,993

	New Mexico – 0.0%

225	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2008A-2, 5.600%, 1/01/39 (Alternative Minimum Tax)	1/18 at 102.00	AA+	236,491

	New York – 5.7%

1,500	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014, 5.250%, 11/01/34	11/24 at 100.00	BB	1,472,700

	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Refunding Series 2016:
625	3.000%, 7/01/34	7/26 at 100.00	A3	564,688
500	3.000%, 7/01/36	7/26 at 100.00	A3	436,005

750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	AA+	846,457

28	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,750	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/25	No Opt. Call	AAA	$2,106,808

1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2015B, 5.000%, 9/01/36	9/25 at 100.00	A–	1,111,920

250	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	AA	283,795

2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	4/17 at 100.00	B–	2,498,725

	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
1,245	5.000%, 7/01/31	7/25 at 100.00	BBB	1,359,216
370	5.000%, 7/01/32	7/25 at 100.00	BBB	402,271

1,930	New York City Municipal Water Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016, Series 2015, 5.000%, 6/15/46 (UB)	6/25 at 100.00	AA+	2,186,343

	New York City, New York, General Obligation Bonds, Fiscal 2012 Series F:
1,000	5.000%, 8/01/24	No Opt. Call	AA	1,145,310
2,000	5.000%, 8/01/25	No Opt. Call	AA	2,287,540

	New York City, New York, General Obligation Bonds, Series 2016:
500	5.000%, 8/01/37 (UB)	8/26 at 100.00	AA	571,465
775	5.000%, 8/01/38 (UB)	8/26 at 100.00	AA	887,817

	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016B:
455	5.000%, 6/01/26	No Opt. Call	A	531,781
600	5.000%, 6/01/28	6/26 at 100.00	A–	677,694
540	5.000%, 6/01/29	6/26 at 100.00	A–	599,233
250	5.000%, 6/01/31	6/26 at 100.00	A–	272,658

	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B:
500	5.500%, 10/15/27 (ETM)	No Opt. Call	AAA	639,945
1,000	5.500%, 4/15/35 (ETM)	No Opt. Call	AAA	1,331,980

5,080	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	5,376,316

	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Baa2	662,045
635	5.000%, 6/15/25	6/22 at 100.00	Baa2	689,426

915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Baa2	993,425

	Niagara Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2014:
150	5.000%, 5/15/20	No Opt. Call	N/R	164,055
2,055	4.000%, 5/15/29	4/17 at 100.00	N/R	2,055,843

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty-Ninth Series 2011, 5.000%, 10/15/24 (Alternative Minimum Tax)	10/21 at 100.00	AA–	1,408,900

1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (Alternative Minimum Tax)	11/21 at 100.00	A1	1,051,650

3,500	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/33	6/27 at 100.00	A–	3,848,145
35,230	Total New York			38,464,156

NUVEEN	29

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina – 1.3%

$665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 12.568%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	$868,796

2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2009A, 5.250%, 1/15/34 (UB) (5)	1/19 at 100.00	AA–	2,137,300

	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015B:
125	5.000%, 10/01/41 (UB) (5)	10/25 at 100.00	AA+	143,026
1,020	5.000%, 10/01/55 (UB) (5)	10/25 at 100.00	AA+	1,145,644

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	A3 (4)	420,329

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2008A, 5.250%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	AAA	519,715

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A:
1,000	5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	AAA	1,167,830
1,500	5.000%, 1/01/26 (Pre-refunded 7/01/22)	7/22 at 100.00	AAA	1,751,745

340	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 20.026%, 6/01/42 (IF)	6/20 at 100.00	AA	538,784
7,500	Total North Carolina			8,693,169

	North Dakota – 0.5%

1,365	North Dakota Public Financing Authority, Capital Financing Program Revenue Bonds, Series 2015B, 5.250%, 6/01/27	6/25 at 100.00	A+	1,593,310

1,500	University of North Dakota, Housing and Auxiliary Faciilities Revenue Bonds, Refunding Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Aa3	1,652,355
2,865	Total North Dakota			3,245,665

	Ohio – 0.7%

450	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2, 5.000%, 10/01/37	10/23 at 100.00	AA	506,020

550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	577,434

3,045	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2014C, 3.000%, 3/01/28	3/23 at 100.00	AA+	3,075,420

375	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.000%, 12/01/20	No Opt. Call	BB	402,409
4,420	Total Ohio			4,561,283

	Oklahoma – 0.1%

315	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/23	No Opt. Call	A+	365,980

500	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2008A, 5.875%, 1/01/28 (Pre-refunded 1/01/18)	1/18 at 100.00	A (4)	522,655
815	Total Oklahoma			888,635

30	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon – 0.3%

$750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	A–	$849,217

860	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A, 5.250%, 4/01/24 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	984,528

365	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A, 4.000%, 1/01/24	1/18 at 100.00	N/R	371,825
1,975	Total Oregon			2,205,570

	Pennsylvania – 4.6%

1,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding Series 2011, 5.000%, 12/01/26	No Opt. Call	AA–	1,110,070

850	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 5.000%, 10/01/34	10/24 at 100.00	BBB–	874,302

1,500	Council Rock School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2016A, 3.000%, 11/15/29	5/24 at 100.00	AA	1,456,005

700	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/31	8/25 at 100.00	A+	795,914

1,130	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1998A, 5.500%, 8/01/28 – AMBAC Insured	No Opt. Call	A1	1,344,225

1,050	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2011, 5.250%, 3/15/25 – AGM Insured	3/21 at 100.00	AA	1,178,247

1,140	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond Trust 2015-XF0065, 16.104%, 7/01/42 (IF)	1/22 at 100.00	N/R	1,831,364

1,955	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Refunding Series 2015B, 3.000%, 9/01/27	9/23 at 100.00	Aaa	2,000,024

1,985	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Refunding Series 2016, 3.000%, 9/15/29	3/24 at 100.00	Aaa	1,945,538

1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,422,150

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
455	5.000%, 6/30/18 (Alternative Minimum Tax)	No Opt. Call	BBB	475,662
1,000	4.000%, 6/30/18 (Alternative Minimum Tax)	No Opt. Call	BBB	1,031,480
1,000	4.125%, 12/31/38 (Alternative Minimum Tax)	6/26 at 100.00	BBB	940,080

3,265	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2016, 4.000%, 3/15/36	9/26 at 100.00	Aa3	3,277,831

1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (Alternative Minimum Tax)	12/20 at 100.00	AA–	1,064,410

2,725	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Refunding Senior Series 2016A, 5.000%, 12/01/31	No Opt. Call	AA	3,165,851

1,530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.000%, 6/15/23	6/20 at 100.00	BB	1,609,285

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	1,121,750

NUVEEN	31

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$430	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/27	8/25 at 100.00	A	$488,261

1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	BBB–	1,007,790

870	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	4/19 at 100.00	A+	947,578

1,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2015A, 5.000%, 6/15/26 (Alternative Minimum Tax)	6/25 at 100.00	A	1,704,390

590	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016, 5.000%, 1/15/35	1/25 at 100.00	Aa1	663,184
28,925	Total Pennsylvania			31,455,391

	South Carolina – 1.8%

1,000	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2013A, 5.250%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	1,133,090

500	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/26	11/21 at 100.00	AA–	553,585

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
270	5.750%, 11/01/23	No Opt. Call	N/R	279,269
180	7.000%, 11/01/33	11/24 at 100.00	N/R	192,613

3,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2016B, 5.000%, 12/01/41 (UB)	12/26 at 100.00	AA–	3,352,980

785	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.000%, 7/01/33 (Alternative Minimum Tax)	7/25 at 100.00	A+	867,166

	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2016A:
2,500	3.000%, 10/01/29	10/25 at 100.00	A1	2,396,450
3,000	4.000%, 10/01/30	10/25 at 100.00	A1	3,153,600

250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	272,182
11,485	Total South Carolina			12,200,935

	South Dakota – 0.5%

2,805	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds Series 2013B, 5.000%, 6/01/26	6/23 at 100.00	A–	3,093,831

	Tennessee – 0.7%

1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,062,000

1,400	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017, 5.000%, 4/01/27 (WI/DD, Settling 2/07/17)	No Opt. Call	BBB+	1,587,026

830	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	917,200

1,350	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32 (Alternative Minimum Tax)	7/25 at 100.00	A+	1,497,528
4,580	Total Tennessee			5,063,754

32	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas – 10.3%

$750	.La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB (4)	$838,005

1,910	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26	No Opt. Call	BBB–	1,779,585

485	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Round Rock Campus, Refunding Series 2015, 5.000%, 8/01/27	8/25 at 100.00	AA	564,385

3,200	Austin, Texas, Electric Utility System Revenue Bonds, Series 2015A, 5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	AA	3,586,016

1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	4/20 at 100.00	Baa1	1,504,858

1,210	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2016, 5.000%, 1/01/28	1/26 at 100.00	BBB	1,352,865

360	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/35	7/25 at 100.00	BBB+	390,589

965	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21	No Opt. Call	BBB	1,023,209

1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/24	No Opt. Call	BBB	1,120,240

275	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22	No Opt. Call	BBB–	270,982

1,060	Corpus Christi, Texas, Utility System Revenue Bonds, Refunding Junior Lien Series 2016, 4.000%, 7/15/33	7/26 at 100.00	A+	1,096,294

2,500	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 12/01/48 (UB) (5)	12/25 at 100.00	AA+	2,815,075

1,200	Dallas County Schools, Texas, Public Property Finance Contructual Obligations, Series 2014, 5.000%, 6/01/21	No Opt. Call	Baa1	1,306,380

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013A, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,122,540

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012F, 5.000%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,194,620

1,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.625%, 9/01/31	9/23 at 100.00	N/R	1,146,090

1,500	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/15/27	8/25 at 93.55	Aaa	1,093,185

1,500	Frisco Independent School District, Collin and Denton Counties, Texas, General Obligation Bonds, Series 2008A, 6.000%, 8/15/38	8/18 at 100.00	Aaa	1,608,660

	Harris County Water Control and Improvement District 74, Texas, General Obligation Bonds, Series 2010:
195	5.000%, 8/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (4)	202,913
1,515	5.200%, 8/01/39 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (4)	1,579,494

605	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/26	11/24 at 100.00	A3	687,958

1,315	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2014B, 4.000%, 2/15/27	2/24 at 100.00	AAA	1,450,406

1,630	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series 2012A, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	A+	1,770,604

NUVEEN	33

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$615	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2014A, 5.000%, 3/01/26	3/24 at 100.00	AA	$719,390

1,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/31	No Opt. Call	A2	1,690,170

	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
490	4.000%, 8/15/25	8/19 at 100.00	BBB+	498,884
250	4.125%, 8/15/26	8/19 at 100.00	BBB+	254,615

500	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/15/31	2/26 at 100.00	AAA	532,390

1,000	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, 5.000%, 11/01/32 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,107,400

	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2015:
500	5.000%, 1/01/24	No Opt. Call	A	572,105
300	5.000%, 1/01/25	1/24 at 100.00	A	340,830

3,065	Missouri City, Texas, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/34	6/26 at 100.00	Aa2	3,154,314

1,150	Montgomery Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2015, 4.000%, 2/15/30	2/25 at 100.00	AAA	1,227,360

2,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BBB–	2,107,280

2,950	North East Regional Mobility Authority, Texas, Revenue Bonds, Subordinate Lien Series 2016B, 5.000%, 1/01/36	1/26 at 100.00	BBB–	3,157,887

1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42	6/22 at 100.00	BBB–	1,039,560

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2016A:
1,000	5.000%, 1/01/26	1/24 at 100.00	A1	1,153,060
500	5.000%, 1/01/27	1/24 at 100.00	A1	574,825

2,500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 4.000%, 1/01/38	1/25 at 100.00	A2	2,506,675

825	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/21	No Opt. Call	BBB+	926,104

1,490	San Jacinto River Authority, Texas, Special Project Revenue Bonds, Woodlands Water Supply System Project, Refunding Series 2014, 5.000%, 10/01/29 – BAM Insured	10/23 at 100.00	AA	1,678,857

	Stephen F. Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016:
1,000	5.000%, 10/15/33	10/26 at 100.00	AA–	1,138,370
750	5.000%, 10/15/35	10/26 at 100.00	AA–	845,813

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
335	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	381,304
455	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	524,215

235	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	12/34 at 100.00	BB	230,751

1,200	Texas State, General Obligation Bonds, College Student Loan Series 2014, 6.000%, 8/01/25 (Alternative Minimum Tax)	8/24 at 100.00	AAA	1,492,272

34	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/26	10/24 at 100.00	AAA	$2,374,040

1,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014, 5.000%, 10/01/25	4/24 at 100.00	AAA	1,187,050

	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
500	5.000%, 8/15/24	No Opt. Call	BBB+	569,110
1,140	5.000%, 8/15/29	8/24 at 100.00	BBB+	1,265,525

900	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.250%, 11/01/27	11/17 at 100.00	BBB–	902,043

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	BBB+ (4)	2,313,760

1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB	1,064,240

800	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28	8/24 at 100.00	Aaa	1,021,952
64,510	Total Texas			70,057,104

	Utah – 0.8%

	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured	10/21 at 100.00	AA	556,410
520	5.400%, 10/15/36 – AGM Insured	10/21 at 100.00	AA	583,024

360	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB–	378,832

1,550	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BB	1,619,238

60	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/17 at 100.00	N/R	60,123

20	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	20,153

1,055	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Subordinate Lien Series 2016, 4.000%, 12/15/31	6/26 at 100.00	AA	1,110,609

750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 3006, 16.190%, 6/15/36 – AGM Insured (IF) (5)	6/18 at 100.00	AAA	912,180
4,815	Total Utah			5,240,569

	Virginia – 2.0%

1,300	Alexandria, Virginia, General Obligation Bonds, Capital Improvement Series 2014B, 4.000%, 1/15/27	1/25 at 100.00	AAA	1,453,530

1,065	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,182,257

1,590	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.000%, 3/01/19	No Opt. Call	N/R	1,605,741

NUVEEN	35

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014:
$600	5.000%, 6/15/31	6/24 at 100.00	Baa1	$651,918
1,400	5.000%, 6/15/33	6/24 at 100.00	Baa1	1,505,210

1,900	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008A, 5.375%, 10/01/28 (Alternative Minimum Tax)	10/18 at 100.00	AA–	2,012,689

2,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/31 (Alternative Minimum Tax)	10/22 at 100.00	AA–	2,221,260

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,057,039

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
40	4.750%, 1/01/25 (Alternative Minimum Tax)	7/22 at 100.00	BBB	42,053
1,400	5.000%, 1/01/27 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,485,722
12,110	Total Virginia			13,217,419

	Washington – 3.9%

3,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Bonds, Series 2016S, 5.000%, 11/01/35 (UB)	11/26 at 100.00	AAA	3,492,780

1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (Alternative Minimum Tax)	7/21 at 100.00	AA+	1,931,795

2,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011B, 5.500%, 7/01/26 (Alternative Minimum Tax)	7/21 at 100.00	AA+	2,820,125

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	1/18 at 100.00	N/R	97,348

2,000	King County, Washington, Sewer Revenue Bonds, Refunding & Improvement Series 2016B, 5.000%, 7/01/39	7/23 at 100.00	AA+	2,246,740

695	King County, Washington, Sewer Revenue Bonds, Refunding Series 2011B, 5.000%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (4)	784,919

1,205	King County, Washington, Sewer Revenue Bonds, Refunding Series 2011B, 5.000%, 1/01/31	1/21 at 100.00	AA+	1,340,032

1,600	Klickitat County Public Utility District 1, Washington, Electric Revenue Bonds, Refunding Series 2015A, 4.000%, 12/01/36	6/20 at 100.00	A2	1,591,248

2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/29 (Alternative Minimum Tax)	10/24 at 100.00	AA–	2,256,380

750	University of Washington, General Revenue Bonds, Tender Option Bond Tust 2015-XF2183. Formerly TOB 3005, 16.069%, 6/01/37 – AMBAC Insured (IF) (5)	6/17 at 100.00	Aaa	792,630

1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	1,138,420

1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2015B, 5.000%, 10/01/38 (UB)	4/25 at 100.00	AA	1,107,200

1,550	Washington State Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Series 2008D, 6.375%, 10/01/36	10/18 at 100.00	A–	1,651,323

2,800	Washington State Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Care Alliance, Series 2008A, 7.375%, 3/01/38 (Pre-refunded 3/01/19)	3/19 at 100.00	A2 (4)	3,148,488

	Washington State, General Obligation Bonds, Various Purpose, Refunding Series R-2015C:
1,000	5.000%, 7/01/27	1/25 at 100.00	AA+	1,178,550
1,000	5.000%, 7/01/29	1/25 at 100.00	AA+	1,163,720
23,900	Total Washington			26,741,698

36	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia – 0.5%

$1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	$1,282,307

500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2016A, 4.000%, 6/01/35	6/26 at 100.00	A	505,420

1,250	West Virginia Water Development Authority, Infrastructure Excess Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AAA	1,425,800
2,900	Total West Virginia			3,213,527

	Wisconsin – 2.0%

275	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	BB+	298,471

1,530	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	1,635,677

485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127, 15.490%, 4/01/38 (IF) (5)	4/23 at 100.00	AA–	679,582

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust Series 2010- 3184. As of 6/4/2015 Converted to Trust 2015-XF2044, 16.169%, 11/15/33 (IF) (5)	11/19 at 100.00	AA+	669,920

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014, 5.125%, 5/01/29	5/24 at 100.00	N/R	1,032,560

440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2016-XL0008, 17.608%, 8/15/37 (IF) (5)	2/20 at 100.00	AA	574,081

2,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/34	2/26 at 100.00	A–	2,581,712

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series 2010A, 5.250%, 6/01/34	6/20 at 100.00	AA–	1,078,740

335	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25	5/24 at 100.00	BBB+	371,143

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
905	6.000%, 5/01/27	5/19 at 100.00	AA–	997,229
80	6.000%, 5/01/33	5/19 at 100.00	AA–	87,542

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
95	6.000%, 5/01/27 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	102,574
10	6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	10,695
3,225	Wisconsin State, General Obligation Bonds, Refunding Series 2016-2, 5.000%, 11/01/21	No Opt. Call	AA	3,719,102
12,290	Total Wisconsin			13,839,028

	Wyoming – 0.7%

1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26	3/21 at 100.00	A3	1,113,970

2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,251,560

1,000	Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/34 – BAM Insured	1/27 at 100.00	AA	1,124,740
4,000	Total Wyoming			4,490,270
$587,044	Total Long-Term Investments (cost $634,041,205)			636,548,509

NUVEEN	37

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.2%

	MUNICIPAL BONDS – 0.2%

	California – 0.1%

$450	California State, General Obligation Bonds, Variable Rate Demand Obligations, Refunding Various Purpose Series 2012B, 1.520%, 5/01/18 (8)	11/17 at 100.00	AA–	$452,358

	North Carolina – 0.1%

1,000	University of North Carolina at Chapel Hill, General Revenue Bonds, Variable Rate Demand Obligations, Index Tender Series 2012B, 1.275%, 12/01/41 (Mandatory Put 12/01/17) (8)	6/17 at 100.00	AAA	1,000,370
$1,450	Total Short-Term Investments (cost $1,450,000)			1,452,728
	Total Investments (cost $635,491,205) – 94.0%			638,001,237
	Floating Rate Obligation – (3.2)%			(21,820,000)
	Other Assets Less Liabilities – 9.2%			62,387,796
	Net Assets – 100%			$678,569,033

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

See accompanying notes to financial statements.

38	NUVEEN

Statement of

Assets and Liabilities	January 31, 2017 (Unaudited)

Assets
Long-term investments, at value (cost $634,041,205)	$636,548,509
Short-term investments, at value (cost $1,450,000)	1,452,728
Cash	37,044,942
Receivable for:
Interest	6,839,022
Investments sold	1,956,070
Reimbursement from Adviser	34,444
Shares sold	33,452,713
Other assets	73,444
Total assets	717,401,872
Liabilities
Floating rate obligations	21,820,000
Payable for:
Dividends	835,048
Investments purchased	13,681,530
Shares redeemed	2,378,555
Accrued expenses:
Trustees fees	18,282
Other	99,424
Total liabilities	38,832,839
Net assets	$678,569,033
Shares outstanding	62,849,961
Net asset value (“NAV”) per share	$10.80
Net assets consist of:
Capital paid-in	$677,713,157
Undistributed (Over-distribution of) net investment income	384,079
Accumulated net realized gain (loss)	(2,038,235)
Net unrealized appreciation (depreciation)	2,510,032
Net assets	$678,569,033
Authorized shares	Unlimited
Par value per share	$0.01

See accompanying notes to financial statements.

NUVEEN	39

Statement of

Operations	Six Months Ended January 31, 2017 (Unaudited)

Investment Income	$10,880,621
Expenses
Shareholder servicing agent fees	22,378
Interest expense	146,513
Custodian fees	54,528
Trustees fees	9,065
Professional fees	28,659
Shareholder reporting expenses	24,556
Federal and state registration fees	64,792
Other	8,873
Total expenses before fee waiver/expense reimbursement	359,364
Fee waiver/expense reimbursement	(212,851)
Net expenses	146,513
Net investment income (loss)	10,734,108
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(660,649)
Change in net unrealized appreciation (depreciation) of investments	(37,291,782)
Net realized and unrealized gain (loss)	(37,952,431)
Net increase (decrease) in net assets from operations	$(27,218,323)

See accompanying notes to financial statements.

40	NUVEEN

Statement of

Changes in Net Assets	(Unaudited)

	Six Months Ended 1/31/17	Year Ended 7/31/16
Operations
Net investment income (loss)	$10,734,108	$17,888,329
Net realized gain (loss) from investments	(660,649)	1,173,660
Change in net unrealized appreciation (depreciation) of investments	(37,291,782)	23,785,586
Net increase (decrease) in net assets from operations	(27,218,323)	42,847,575
Distributions to Shareholders
From net investment income	(10,363,085)	(17,370,918)
Decrease in net assets from distributions to shareholders	(10,363,085)	(17,370,918)
Fund Share Transactions
Proceeds from sale of shares	263,040,901	218,612,411
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,434,245	8,589,915
	268,475,146	227,202,326
Cost of shares redeemed	(114,376,661)	(88,663,198)
Net increase (decrease) in net assets from Fund share transactions	154,098,485	138,539,128
Net increase (decrease) in net assets	116,517,077	164,015,785
Net assets at the beginning of period	562,051,956	398,036,171
Net assets at the end of period	$678,569,033	$562,051,956
Undistributed (Over-distribution of) net investment income at the end of period	$384,079	$13,056

See accompanying notes to financial statements.

NUVEEN	41

Financial

Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
2017(f)	$11.46	$0.19	$(0.66)	$(0.47)	$(0.19)	$—	$(0.19)	$10.80
2016	10.85	0.43	0.60	1.03	(0.42)	—	(0.42)	11.46
2015	10.67	0.45	0.18	0.63	(0.45)	—	(0.45)	10.85
2014	10.13	0.45	0.61	1.06	(0.46)	(0.06)	(0.52)	10.67
2013	11.13	0.46	(0.82)	(0.36)	(0.47)	(0.17)	(0.64)	10.13
2012	10.22	0.51	0.95	1.46	(0.52)	(0.03)	(0.55)	11.13

42	NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement						Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Investment Income (Loss)		Expenses Including Interest(d)		Expenses Excluding Interest		Net Investment Income (Loss)		Portfolio Turnover Rate(e)
(4.14)%	$678,569	0.12	%*	0.07	%*	3.41	%*	0.05	%*	—%		3.48	%*	4%
9.67	562,052	0.10		0.08		3.78		0.02		—		3.86		9
5.96	398,036	0.09		0.08		4.04		0.01		—		4.12		21
10.85	330,006	0.09		0.09		4.30		—	**	—		4.39		27
(3.54)	303,672	0.09		0.09		4.08		—	**	—	**	4.17		25
14.66	268,776	0.12		0.12		4.64		—		—		4.75		29

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended January 31, 2017.
*	Annualized.
**	Rounds to less than 0.01%.

See accompanying notes to financial statements.

NUVEEN	43

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Municipal Total Return Managed Accounts Portfolio (the “Fund”), as a diversified fund. The Trust was organized as a Massachusetts business trust on November 14, 2006.

The Fund is developed exclusively for use within separately managed accounts sponsored by Nuveen, LLC (“Nuveen”). The Fund is a specialized municipal bond fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.

The end of the reporting period for the Fund is January 31, 2017, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2017 (the “current fiscal period”).

Investment Adviser

The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen. Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.

Investment Objectives

The Fund’s primary investment objective is to seek attractive total return. The Fund also seeks to provide high current income exempt from regular federal income taxes.

The Fund’s most recent prospectus provides further description of the Fund’s investment objectives, principal investment strategies and principal risks.

Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the Fund’s outstanding when-issued/delayed delivery purchase commitments were as follows:

Outstanding when-issued/delayed delivery purchase commitments	$4,814,414

Investment Income

Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydown gains and losses, if any.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue

44	NUVEEN

other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and distributed to shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the transfer agent.

Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Fund may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.

The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the current fiscal period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Fund’s Board of Trustees (the “Board”). The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.

NUVEEN	45

Notes to Financial Statements (Unaudited) (continued)

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s net asset value (“NAV”) (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$636,548,509	$—	$636,548,509
Short-Term Investments*:
Municipal Bonds	—	1,452,728	—	1,452,728
Total	$—	$638,001,237	$—	$638,001,237
*	Refer to the Fund’s Portfolio of Investments for state classifications.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities

The Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB

46	NUVEEN

Trust”) created by or at the direction of the Fund. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, the Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding
Floating rate obligations: self-deposited Inverse Floaters	$21,820,000
Floating rate obligations: externally-deposited Inverse Floaters	31,315,000
Total	$53,135,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters
Average floating rate obligations outstanding	$23,530,598
Average annual interest rate and fees	1.24%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the

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Notes to Financial Statements (Unaudited) (continued)

Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement” or “credit recovery swap”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which the Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, the Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as the Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, the Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations – Recourse Trusts
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$12,600,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	24,405,000
Total	$37,005,000

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives

In addition to the inverse floating rate securities in which the Fund may invest, which are considered portfolio securities for financial reporting purposes, the Fund is authorized to invest in certain other derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

48	NUVEEN

4. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 1/31/17		Year Ended 7/31/16
	Shares	Amount	Shares	Amount
Shares sold	23,874,799	$263,040,901	19,526,036	$218,612,411
Shares issued to shareholders due to reinvestment of distributions	493,092	5,434,245	769,008	8,589,915
Shares redeemed	(10,573,561)	(114,376,661)	(7,932,074)	(88,663,198)
Net increase (decrease)	13,794,330	$154,098,485	12,362,970	$138,539,128

5. Investment Transactions

Long-term purchases and sales (including maturities) during the current fiscal period aggregated $132,534,205 and $24,036,839, respectively.

6. Income Tax Information

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAV of the Fund.

As of January 31, 2017, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$613,558,820
Gross unrealized:
Appreciation	$15,086,323
Depreciation	(12,465,360)
Net unrealized appreciation (depreciation) of investments	$2,620,963

Permanent differences, primarily due to taxable market discount, resulted in reclassifications among the Fund’s components of net assets as of July 31, 2016, the Fund’s last tax year end, as follows:

Capital paid-in	$—
Undistributed (Over-distribution of) net investment income	(7,746)
Accumulated net realized gain (loss)	7,746

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of July 31, 2016, the Fund’s last tax year end, were as follows:

Undistributed net tax-exempt income[1]	$1,472,008
Undistributed net ordinary income[2]	18,380
Undistributed net long-term capital gains	—
[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period July 1, 2016 through July 31, 2016, and paid on August 1, 2016.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains if any.

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Notes to Financial Statements (Unaudited) (continued)

The tax character of distributions paid during the Fund’s last tax year ended July 31, 2016 was designated for purposes of the dividends paid deduction as follows:

Distribution from net tax-exempt income	$17,039,243
Distribution from net ordinary income[2]	15,786
Distribution from net long-term capital gains	—
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of July 31, 2016, the Fund’s last tax year end, the Fund had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

Capital losses to be carried forward – not subject to expiration	$1,378,978

During the Fund’s last tax year ended July 31, 2016, the Fund utilized $1,183,826 of its capital loss carryforward.

7. Management Fees and Other Transactions with Affiliates

The Adviser does not charge any management fees or other expenses directly to the Fund. The Adviser has agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser and the Sub-Adviser are compensated for their services to the Fund from the fee charged at the separately managed account level.

8. Borrowing Arrangements

Uncommitted Line of Credit

During the current fiscal period, the Fund participated in an unsecured bank line of credit (“Unsecured Credit Line”) under which outstanding balances would bear interest at a variable rate. Although the Fund participated in the Unsecured Credit Line, it did not have any outstanding balances during the current fiscal period.

Committed Line of Credit

The Fund, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $2.5 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility’s capacity (and its associated costs as described below) is currently dedicated for use by a small number of Participating Funds, which does not include the Fund covered by this shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility’s annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, including the Fund covered by this shareholder report, along with a number of Nuveen closed-end funds. The credit facility expires in July 2017 unless extended or renewed.

The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the Fund did not utilize this facility.

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Additional

Fund Information

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Nuveen Asset Management, LLC 333 West Wacker Drive Chicago, IL 60606	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP One North Wacker Drive Chicago, IL 60606 Custodian State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information: The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

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Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Bloomberg Barclays 7-Year Municipal Bond Index: An unmanaged index composed of a broad range of investment-grade municipal bonds with maturity dates of approximately seven years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.

Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Pre-Refundings: Pre-Refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Total Investment Exposure: Total investment exposure is the fund’s assets managed by the Adviser that are attributable to leverage. For these purposes, leverage includes the fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

52	NUVEEN

Notes

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Notes

54	NUVEEN

Notes

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Nuveen:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen helps secure the long-term goals of individual investors and the advisors who serve them, providing access to investment expertise from leading asset managers and solutions across traditional and alternative asset classes. Built on more than a century of industry leadership, Nuveen’s teams of experts align with clients’ specific financial needs and goals, demonstrating commitment to advisors and investors through market perspectives and wealth management and portfolio advisory services. Nuveen manages $236 billion in assets as of December 31, 2016.

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To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

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Securities offered through Nuveen Securities, LLC, Member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

MSA-MAPS-0117P        124209

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By	(Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme Vice President and Secretary

Date: April 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer Chief Administrative Officer (principal executive officer)

Date: April 7, 2017

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: April 7, 2017